Share-Based Compensation	12 Months Ended
Dec. 31, 2025
Share-Based Compensation
Share-Based Compensation

13. Share-Based Compensation

The following table presents the Group’s share-based compensation expense by type of award:

	Year Ended December 31,
	(Amounts in Thousands)
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Share options	1,883	(1,230)	(267)	(38)
Non-vested restricted share units	9,647	110,260	67,148	9,602
Total share-based compensation	11,530	109,030	66,881	9,564

During the year ended December 31, 2017, the Group adopted its 2017 share incentive plan (the “2017 Plan”). Under the 2017 Plan, the maximum aggregate number of shares in respect of which options, restricted shares, or RSUs may be issued shall be 2,800,000 shares. The term of any options, restricted shares, or RSUs granted under the 2017 Plan shall not exceed ten years. Options, restricted shares or RSUs generally vest 25% on the first anniversary of the grant date with the remaining 75% vesting ratably over the following 36 months.

During the year ended December 31, 2022, the Group adopted its 2022 share incentive plan (the “2022 Plan”). Under the 2022 Plan, the maximum aggregate number of shares in respect of which options, restricted shares, or RSUs may be issued shall be 3,000,000 shares. The term of any options, restricted shares, or RSUs granted under the 2022 Plan shall not exceed ten years. Options, restricted shares or RSUs generally vest 25% on the first anniversary of the grant date with the remaining 75% vesting ratably over the following 36 months.

On December 29, 2023, the Group granted 223,297 RSUs (“Replacement RSUs”) to the employees in consideration of the cancellation of 669,898 options previously granted to them respectively, which resulted in an acceleration of vesting of certain RSUs based on the modified vesting schedule. The Company determined that the cancellation of options accompanied by the concurrent grant of Replacement RSUs should be accounted for as a modification of the terms of the cancelled options (the “Modification”). Incremental compensation cost was measured as the excess of the fair value of the Replacement RSUs over the fair value of the cancelled options at the cancellation date, December 29, 2023.

Incremental compensation cost due to the Modification was RMB5,079, including expenses of RMB4,103 related to vested restricted share units which is recognized immediately as of date of modification, and expenses of RMB976 related to the restricted share units not yet vested which will be recognized over the remaining vesting period. An expense of RMB13,487 was recognized upon the Modification due to the acceleration of vesting for the year ended December 31, 2023.

Non-vested Restricted Shares Units:

A summary of non-vested restricted share units activity during the year ended December 31, 2025 is presented below:

		Weighted-
	Number of	average
	non-vested	grant-
	restricted	date fair
Non-vested restricted shares	shares units	value
		RMB
Non-vested as of January 1, 2025	954,818	165.30
Granted	80,000	133.46
Vested	(328,542)	161.05
Forfeited	(106,473)	162.78
Non-vested as of December 31, 2025	599,803	152.75

The total fair value of non-vested restricted share units vested during the years ended December 31, 2023, 2024 and 2025 was RMB29,713, RMB58,056 and RMB46,624, respectively. As of December 31, 2025, there was RMB40,889 in total unrecognized compensation expense related to such non-vested restricted share units, which is expected to be recognized over a weighted-average period of 1.27 years.